Related Party Transactions	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions
NOTE 11. RELATED-PARTY TRANSACTIONS
During the three and six months ended June 30, 2021, the Company incurred marketing expense of $149 and $359, respectively, included in sales and marketing expense on the Consolidated Statements of Operations and Comprehensive Loss in connection with the vesting of warrants held by an investor. During the three and six months ended June 30, 2020, $36 and $182 are included in sales and marketing expense on the Consolidated Statements of Operations and Comprehensive Loss in connection with the vesting of warrants held by an investor.
The Company incurred consulting expense of $23 and $38 included in research and development expenses for the three and six months ended June 30, 2021, respectively, related to services provided by companies in which two of the Company’s executives have control or significant influence. During the three and six months ended June 30, 2020, the Company incurred consulting expense of $23 and $24, respectively.

NOTE 11. RELATED-PARTY TRANSACTIONS
During the year ended December 31, 2020, the Company incurred marketing expense of $481 included in sales and marketing expense on the Consolidated Statements of Operations and Comprehensive Loss in connection with the vesting of warrants held by an investor.
The Company incurred consulting expense of $39 and $229 included in research and development expenses for the years ended December 31, 2020 and 2019, respectively, related to services provided by companies in which two of the Company’s executives have control or significant influence.

Fifth Wall Acquisition Corp [Member]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
On December 2, 2020, the Sponsor paid $25,000 to cover for certain expenses and offering costs on behalf of the Company in exchange for the issuance of 7,187,500 shares of the Company’s common stock, which was later designated as 7,187,500 shares of the Company’s Class B common stock, par value $0.0001 per share (the “Founder Shares”). On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. The initial stockholders agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Proposed Public Offering.
The initial stockholder will agree, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholder with respect to any Founder Shares.
Private Placement Shares
The Sponsor will agree to purchase 957,500 Private Placement Shares (or 1,047,500 Private Placement Shares if the over-allotment option is exercised in full) at a price of $10.00 per Private
Placement Share (approximately $9.6 million in the aggregate, or approximately $10.5 million if the underwriters’ over-allotment option is exercised in full) in the Private Placement that will occur simultaneously with the closing of the Proposed Public Offering.
A portion of the proceeds from the sale of the Private Placement Shares to the Sponsor will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account.
The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the initial Business Combination.
Related Party Loans
On December 2, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “Note”). This loan is non-interest
bearing and payable on the earlier of December 31, 2021 or the completion of the Proposed Public Offering. As of December 31, 2020, the Company had not borrowed any amount under the Note. Subsequent to December 31, 2020, the Company borrowed approximately $109,000 under the Note.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Note 4 — Related Party Transactions
Founder Shares
On December 2, 2020, the Sponsor paid $25,000 to cover for certain expenses and offering costs on behalf of the Company in exchange for the issuance of 7,187,500 shares of the Company’s common stock, which was later designated as 7,187,500 shares of the Company’s Class B common stock, par value $0.0001 per share (the “Founder Shares”). On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. The initial stockholders agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering, excluding the Private Placement Shares. On February 9, 2021, the underwriter exercised the over-allotment option; thus, these 1,125,000 Founder Shares were no longer subject to forfeiture.
The initial stockholder agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholder with respect to any Founder Shares.
In connection with the execution of the Merger Agreement, the initial stockholder entered into a Sponsor Agreement with the Company, whereby the initial stockholder agreed that upon the completion of the transactions contemplated by the Merger Agreement, the initial stockholder’s Founder Shares will be subject to the following transfer restrictions: (a)

40
% of such shares will be subject to a one year lock-up following the completion of the Business Combination, and will be released from such lock-up if the closing price of common stock equals or exceeds $12.00 for any 20 trading days in a 30-consecutive trading day period commencing 150 days after the closing initial Business Combination, (b)

30
% of such shares will be subject to a two year lock-up following the completion of the Business Combination, and will be released from such lock-up if the closing price of common stock equals or exceeds $15.00 for any 20 trading days in a 30-consecutive trading day period commencing after the first anniversary of the closing of the initial Business Combination and (c)

30
% of such shares will be subject to a three year lock-up following the completion of the Business Combination, and will be released from such lock-up if the closing price of common stock equals or exceeds $17.50 for any 20 trading days in a 30-consecutive trading day period commencing after the first anniversary of the closing of the initial Business Combination. If earlier, each of the foregoing lock-up periods would terminate on the date after the closing of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property
.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 1,047,500 shares of Class A common stock (each, a “Private Placement Share” and collectively, the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating proceeds of approximately $10.5 million.
A portion of the proceeds from the sale of the Private Placement Shares to the Sponsor was added to the proceeds from the Initial Public Offering to be held in the Trust Account.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the initial Business Combination.
Due to Related Party
An affiliate of our Sponsor paid general and administrative expenses on behalf of the Company. An aggregate of approximately $15,000, is reflected in the accompanying condensed balance sheets are outstanding as of June 30, 2021. These amounts are due on demand and are non-interest
bearing. There were no amounts outstanding as of December 31, 2020.
Related Party Loans
On December 2, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the completion of the Initial Public Offering. As of February 9, 2021, the Company borrowed approximately $118,000 under the Note. On February 12, 2021, the Company repaid the Note in full. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of June 30, 2021 and December 31, 2020, the Company had no borrowings under the Working Capital Loans.